Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	$ 30,192.5		$ 19,901.9
Trading Account	8.0		6.8
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	30,200.5		19,908.7
All Other	106.5		103.3
Total	1,289.1		1,411.6
Total Assets at Fair Value	31,489.6		21,320.3
All Other	100.6		58.6
Total Liabilities at Fair Value	1,043.2		1,900.3
Fair Value, Measurements, Recurring | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	30,192.5		19,901.9
Trading Account	8.0		6.8
Fair Value, Measurements, Recurring | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	4,029.4		658.4
Fair Value, Measurements, Recurring | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	15.8		36.3
Fair Value, Measurements, Recurring | Securities Investment | Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	16,771.4		11,970.7
Fair Value, Measurements, Recurring | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,676.7		2,554.0
Fair Value, Measurements, Recurring | Securities Investment | Non-U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	173.7		440.6
Fair Value, Measurements, Recurring | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	163.8		254.6
Fair Value, Measurements, Recurring | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,604.8		1,605.7
Fair Value, Measurements, Recurring | Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,418.1		1,402.5
Fair Value, Measurements, Recurring | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	178.3		367.8
Fair Value, Measurements, Recurring | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,160.5		611.3
Fair Value, Measurements, Recurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	1,182.6		1,308.3
Fair Value, Measurements, Recurring | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	3,087.3		5,792.8
Fair Value, Measurements, Recurring | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	338.3		285.8
Fair Value, Measurements, Recurring | Other Assets | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	0.7
Fair Value, Measurements, Recurring | Other Assets | Interest Rate Option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.1
Fair Value, Measurements, Recurring | Other Assets | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.5
Fair Value, Measurements, Recurring | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	942.6		1,841.7
Fair Value, Measurements, Recurring | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	2,991.6		5,781.3
Fair Value, Measurements, Recurring | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	231.9		163.7
Fair Value, Measurements, Recurring | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	0.1		2.8
Fair Value, Measurements, Recurring | Other Liabilities | Interest Rate Option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.1
Fair Value, Measurements, Recurring | Other Liabilities | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	4,029.4		658.4
All Other	71.4		65.9
Total	71.4		65.9
Total Assets at Fair Value	4,100.8		724.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	4,029.4		658.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	4,029.4		658.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	25,992.8		18,882.5
All Other	35.1		37.4
Total	3,461.4		6,116.6
Total Assets at Fair Value	29,454.2		24,999.1
Total Liabilities at Fair Value	3,223.6		5,948.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	25,984.8		18,875.7
Trading Account	8.0		6.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	15.8		36.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	16,771.4		11,970.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,676.7		2,554.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Non-U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	173.7		440.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	163.8		254.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,604.8		1,605.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,418.1		1,402.5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,160.5		611.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	3,426.3		6,079.2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	3,087.3		5,792.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	338.3		285.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	0.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Interest Rate Option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	3,223.6		5,948.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	2,991.6		5,781.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	231.9		163.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	0.1		2.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Interest Rate Option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives			0.2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	178.3		367.8
Total Assets at Fair Value	178.3		367.8
All Other	100.6		58.6
Total Liabilities at Fair Value	100.6		58.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	178.3		367.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	178.3		367.8
Fair Value, Measurements, Recurring | Netting and Collateral
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total	(2,243.7)	[1]	(4,770.9)	[2]
Total Assets at Fair Value	(2,243.7)	[1]	(4,770.9)	[2]
Total Liabilities at Fair Value	(2,281.0)	[1]	(4,106.4)	[2]
Fair Value, Measurements, Recurring | Netting and Collateral | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	(2,243.7)	[1]	(4,770.9)	[2]
Fair Value, Measurements, Recurring | Netting and Collateral | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives	$ (2,281.0)	[1]	$ (4,106.4)	[2]

[1]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.
[2]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2010, derivative assets and liabilities shown above also include reductions of $2,952.7 million and $2,288.2 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.